Cover	Aug. 28, 2023
Cover [Abstract]
Entity Registrant Name	P2 SOLAR, INC.
Entity Central Index Key	0001172069
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 28, 2023
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity File Number	333-91190
Entity Tax Identification Number	98-0234680
Entity Address Address Line 1	UNIT 250
Entity Address Address Line 2	2411 – 160th Street
Entity Address City Or Town	Surrey
City Area Code	778
Local Phone Number	371-3571
Entity Address Postal Zip Code	V3S 0C8
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CA
Entity Address State Or Province	BC